Federated Hermes Short Duration High Yield ETF
Portfolio of Investments
November 30, 2024 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—81.1%
	Aerospace/Defense—1.0%
$200,000	TransDigm, Inc., 144A, 6.375%, 3/1/2029	$ 203,259
150,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	148,712
	TOTAL	351,971
	Airlines—0.8%
175,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	174,918
82,500	Mileage Plus Holdings LLC, 144A, 6.500%, 6/20/2027	83,200
	TOTAL	258,118
	Automotive—2.6%
150,000	Adient Global Holdings Ltd., Term Loan - 1st Lien, 144A, 7.000%, 4/15/2028	153,397
75,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	76,845
100,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	89,372
250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	247,744
310,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	311,609
	TOTAL	878,967
	Banking—0.4%
150,000	Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	150,646
	Building Materials—3.9%
250,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	240,031
50,000	Beacon Roofing Supply, Inc., Sr. Note, 144A, 6.500%, 8/1/2030	51,239
150,000	Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	134,166
50,000	Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	47,376
200,000	Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	195,500
196,000	MIWD Holdco II LLC/ MIWD Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2030	188,133
180,000	Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	176,894
125,000	White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	125,928
150,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	149,846
	TOTAL	1,309,113
	Cable Satellite—2.5%
200,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	199,643
55,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.150%, 11/10/2026	56,164
200,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	196,539
200,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	194,500
200,000	Ziggo Finance B.V., Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	200,027
	TOTAL	846,873
	Chemicals—2.7%
80,000	Ashland, Inc., Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	69,724
150,000	Axalta Coat/Dutch Holding B.V., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	147,113
200,000	Cheever Escrow Issuer, Sec. Fac. Bond, 144A, 7.125%, 10/1/2027	203,095
60,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	56,844
250,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	253,666
200,000	SPCM S.A., Sr. Unsecd. Note, 144A, 3.125%, 3/15/2027	190,586
	TOTAL	921,028
	Construction Machinery—0.7%
250,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	249,905

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical Services—3.1%
$150,000		Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	$ 149,423
100,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	97,391
275,000		Garda World Security Corp., Sec. Fac. Bond, 144A, 7.750%, 2/15/2028	285,136
100,000		Go Daddy Operating Co. LLC / GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	99,021
225,000		Match Group Holdings II LLC, Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	219,315
85,000		The Brink’s Co., Sr. Unsecd. Note, 144A, 4.625%, 10/15/2027	82,806
105,000		The Brink’s Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2029	107,060
		TOTAL	1,040,152
		Consumer Products—1.9%
200,000		BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	200,505
250,000		Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	246,649
200,000		Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 6.500%, 12/31/2027	202,251
		TOTAL	649,405
		Diversified Manufacturing—1.2%
150,000		Gates Corp., Sr. Unsecd. Note, 144A, 6.875%, 7/1/2029	153,952
250,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/15/2029	255,937
		TOTAL	409,889
		Finance Companies—2.5%
50,000	[1]	American Express Co., Sr. Unsecd. Note, 5.840% (SOFR +0.930%), 3/4/2025	50,052
250,000		Macquarie Airfinance Holdings Ltd., Sr. Unsecd. Note, 144A, 8.125%, 3/30/2029	263,768
175,000		Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	178,018
150,000		Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 2.875%, 10/15/2026	143,170
60,000		Rocket Mortgage Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	55,369
75,000		United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	74,829
100,000		United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.750%, 6/15/2027	99,281
		TOTAL	864,487
		Food & Beverage—3.4%
300,000		Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	299,323
125,000		Bellring Brands, Inc., Sr. Unsecd. Note, 144A, 7.000%, 3/15/2030	129,827
225,000		Performance Food Group, Inc., Sr. Unsecd. Note, 144A, 5.500%, 10/15/2027	223,736
250,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	243,786
265,000		US Foods, Inc., Sr. Unsecd. Note, 144A, 6.875%, 9/15/2028	273,816
		TOTAL	1,170,488
		Gaming—5.2%
200,000		Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	195,272
125,000		CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	125,003
200,000		Churchill Downs, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2027	199,168
140,000		Light & Wonder International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	144,482
50,000		MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	48,514
200,000		MGM Resorts International, Sr. Unsecd. Note, 6.125%, 9/15/2029	202,234
225,000		Midwest Gaming Borrower LLC, Sr. Note, 144A, 4.875%, 5/1/2029	214,248
250,000		Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	248,442
125,000		Penn Entertainment, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	123,942
150,000		Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	143,303
125,000		Wynn Resorts Finance LLC / Wynn Resorts Capital Corp, Sr. Unsecd. Note, 144A, 5.125%, 10/1/2029	121,787
		TOTAL	1,766,395
		Health Care—2.8%
225,000		Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	218,427
100,000		Avantor Funding, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/1/2029	92,860
125,000		CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	120,970

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$100,000	Garden Spinco Corp., Sr. Unsecd. Note, 144A, 8.625%, 7/20/2030	$ 107,720
75,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	72,664
25,000	Medline Borrower LP/Medline Co-Issuer, Inc., 144A, 6.250%, 4/1/2029	25,464
300,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	300,213
	TOTAL	938,318
	Independent Energy—6.2%
225,000	Aethon United LP BR/Aethon United Finance, 144A, 7.500%, 10/1/2029	233,356
165,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	168,906
175,000	Chord Energy Corp., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	175,577
130,000	Civitas Resources, Inc., Unsecd. Note, 144A, 8.375%, 7/1/2028	135,690
100,000	Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	98,069
190,000	Expand Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	189,981
200,000	Matador Resources Co., Sr. Unsecd. Note, 144A, 6.875%, 4/15/2028	204,767
200,000	Permian Resources Operating LLC, Sr. Unsecd. Note, 144A, 5.375%, 1/15/2026	199,340
250,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	249,452
190,000	Rockcliff Energy II LLC, Sr. Unsecd. Note, 144A, 5.500%, 10/15/2029	180,038
100,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp., Sr. Unsecd. Note, 144A, 7.875%, 11/1/2028	104,405
150,000	SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	150,350
	TOTAL	2,089,931
	Industrial - Other—0.3%
100,000	Hillenbrand, Inc., Sr. Unsecd. Note, 6.250%, 2/15/2029	101,935
	Insurance - P&C—3.8%
150,000	Acrisure LLC, Sec. Fac. Bond, 144A, 7.500%, 11/6/2030	152,836
250,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	249,060
290,000	AmWINS Group, Inc., Sec. Fac. Bond, 144A, 6.375%, 2/15/2029	292,792
150,000	Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	144,569
132,000	Hub International Ltd., Sec. Fac. Bond, 144A, 7.250%, 6/15/2030	136,926
125,000	Jones Deslauriers Insurance Management, Inc., Sec. Fac. Bond, 144A, 8.500%, 3/15/2030	132,669
200,000	Ryan Specialty LLC, Sec. Fac. Bond, 144A, 4.375%, 2/1/2030	189,844
	TOTAL	1,298,696
	Leisure—3.0%
175,000	Carnival Corp., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	175,737
100,000	Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. / Millennium Op, 6.500%, 10/1/2028	100,973
250,000	NCL Corp. Ltd., Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	249,986
250,000	Royal Caribbean Cruises, Ltd., Sr. Unsecd. Note, 144A, 5.500%, 8/31/2026	250,676
100,000	Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	99,554
133,000	Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	132,945
	TOTAL	1,009,871
	Lodging—2.2%
250,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	248,803
205,000	RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 144A, 7.250%, 7/15/2028	212,736
240,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	229,974
50,000	XHR LP, Sr. Unsecd. Note, 144A, 6.625%, 5/15/2030	50,751
	TOTAL	742,264
	Media Entertainment—1.3%
125,000	Midas Opco Holdings, LLC, Sr. Unsecd. Note, 144A, 5.625%, 8/15/2029	120,518
215,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2027	212,042
100,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 8.000%, 8/15/2028	102,043
	TOTAL	434,603

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—1.1%
$175,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.750%, 4/15/2030	$ 175,925
50,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 6.875%, 11/1/2029	50,352
165,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	157,931
	TOTAL	384,208
	Midstream—6.5%
250,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	249,486
250,000	Blue Racer Midstream LLC/Blue Racer Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 7/15/2029	257,314
250,000	CNX Midstream Partners LP, Sr. Unsecd. Note, 144A, 4.750%, 4/15/2030	232,835
160,000	DT Midstream, Inc., Sr. Sub. Secd. Note, 144A, 4.125%, 6/15/2029	151,983
300,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	300,515
75,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.375%, 4/1/2029	76,546
250,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	249,687
65,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2029	66,475
250,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	252,074
250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	248,539
110,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	111,136
	TOTAL	2,196,590
	Oil Field Services—3.2%
225,000	Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	226,008
175,000	Kodiak Gas Services LLC, Sr. Unsecd. Note, 144A, 7.250%, 2/15/2029	180,900
225,000	Nabors Industries, Inc., Sr. Unsecd. Note, 144A, 7.375%, 5/15/2027	225,327
168,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	168,035
50,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	50,317
225,000	USA Compression Partners LP, Sr. Unsecd. Note, 144A, 7.125%, 3/15/2029	230,514
	TOTAL	1,081,101
	Packaging—2.2%
60,000	Crown Americas LLC, Sr. Unsecd. Note, Series WI, 5.250%, 4/1/2030	59,222
215,000	Mauser Packaging Solutions Holding Co., Sec. Fac. Bond, 144A, 7.875%, 4/15/2027	220,095
200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	199,676
60,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	58,106
200,000	Trivium Packaging Finance B.V., Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	200,357
	TOTAL	737,456
	Paper—1.0%
200,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	187,603
150,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	147,056
	TOTAL	334,659
	Pharmaceuticals—0.5%
200,000	Grifols Escrow Issuer S.A., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2028	182,470
	Restaurant—0.9%
315,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 6.125%, 6/15/2029	320,205
	Retailers—3.6%
215,000	Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	214,473
150,000	Asbury Automotive Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 11/15/2029	142,414
200,000	BELRON UK Finance PLC, 144A, 5.750%, 10/15/2029	200,250
110,000	Group 1 Automotive, Inc., Sr. Unsecd. Note, 144A, 6.375%, 1/15/2030	111,241
205,000	LCM Investments Holdings II, LLC, Sr. Unsecd. Note, 144A, 4.875%, 5/1/2029	193,511
150,000	Velocity Vehicle Group, Sr. Unsecd. Note, 144A, 8.000%, 6/1/2029	156,600
215,000	William Carter Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2027	215,919
	TOTAL	1,234,408

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—7.2%
$135,000		Capstone Borrower, Inc., Sec. Fac. Bond, 144A, 8.000%, 6/15/2030	$ 140,561
110,000		Ciena Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/31/2030	101,299
105,000		Clarivate Science Holdings Corp., 144A, 3.875%, 7/1/2028	98,451
130,000		Coherent Corp., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2029	125,402
200,000		Consensus Cloud Solutions, Inc., Sr. Unsecd. Note, 144A, 6.000%, 10/15/2026	197,557
60,000		Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	56,106
50,000		Ellucian Holdings, Inc., Sec. Fac. Bond, 144A, 6.500%, 12/1/2029	50,885
225,000		Entegris, Inc., Sr. Unsecd. Note, 144A, 4.375%, 4/15/2028	215,605
32,340		GoTo Group, Inc., First Out, Series 144A, 5.500%, 5/1/2028	27,004
44,660		GoTo Group, Inc., Second Out, Series 144A, 5.500%, 5/1/2028	16,524
150,000		HealthEquity, Inc., Sr. Unsecd. Note, 144A, 4.500%, 10/1/2029	142,121
175,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 4.875%, 9/15/2027	172,329
50,000		Iron Mountain, Inc., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2029	51,622
65,000		NCR Voyix Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	62,843
100,000		Open Text, Inc., 144A, 6.900%, 12/1/2027	103,927
125,000		Rocket Software, Inc., Sec. Fac. Bond, 144A, 9.000%, 11/28/2028	129,856
175,000		Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	168,453
115,000		Seagate HDD Cayman, Sr. Unsecd. Note, 8.250%, 12/15/2029	123,378
325,000		SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	323,957
140,000		Viavi Solutions, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2029	127,870
		TOTAL	2,435,750
		Utility - Electric—3.4%
225,000		Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	219,727
115,000		NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 4.500%, 9/15/2027	109,377
75,000		NextEra Energy Operating Partners LP, Sr. Unsecd. Note, 144A, 7.250%, 1/15/2029	76,751
200,000		NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	196,122
175,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	169,676
155,000		TransAlta Corp., Sr. Unsecd. Note, 7.750%, 11/15/2029	163,102
225,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	225,003
		TOTAL	1,159,758
		TOTAL CORPORATE BONDS (IDENTIFIED COST $27,188,219)	27,549,660
	[1]	FLOATING RATE LOANS—16.7%
		Airlines—0.3%
91,988		SkyMiles IP Ltd., 2020 Skymiles Term Loan B–1st Lien, 8.367% (SOFR CME +3.750%), 10/20/2027	93,782
		Automotive—0.3%
99,250		DexKo Global, Inc., 2023 Incremental Term Loan–1st Lien, 8.854% (SOFR CME +4.250%), 10/4/2028	94,412
		Building Materials—0.9%
99,500		Foundation Building Materials Holding Co., LLC, 2024 Term Loan B2–1st Lien, 8.585% (SOFR CME +4.000%), 1/29/2031	98,064
124,063		GYP Holdings III Corp., 2024 Term Loan–1st Lien, 6.823% (SOFR CME +2.250%), 5/12/2030	123,960
99,000		Tecta America Corp., 2023 Term Loan B–1st Lien, 8.937% (SOFR CME +4.250%), 4/10/2028	99,471
		TOTAL	321,495
		Cable Satellite—0.3%
100,000	[2]	Charter Communications Operating, LLC, 2024 Term Loan B5–1st Lien, TBD, 11/24/2031	99,875
		Chemicals—0.7%
85,105		Axalta Coating Systems U.S. Holdings, Inc., 2024 Term Loan B6–1st Lien, 6.604% (SOFR CME +2.000%), 12/20/2029	85,371
148,132		Koppers, Inc., 2024 Term Loan B–1st Lien, 7.620% (SOFR CME +3.000%), 4/10/2030	148,873
		TOTAL	234,244
		Consumer Cyclical Services—1.1%
174,102		Allied Universal Holdco, LLC, 2021 USD Incremental Term Loan B–1st Lien, 8.423% (SOFR CME +3.750%), 5/12/2028	175,191

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Consumer Cyclical Services—continued
$124,375		Dun & Bradstreet Corp. (The), 2024 Term Loan–1st Lien, 6.836% (SOFR CME +2.250%), 1/18/2029	$ 124,697
91,417		Fleet Midco I Ltd., 2024 1st Lien Term Loan B–1st Lien, 7.578% (SOFR CME +2.750%), 2/21/2031	91,645
		TOTAL	391,533
		Consumer Products—0.3%
99,489		VC GB Holdings I Corp., 1st Lien Term Loan–1st Lien, 8.365% (SOFR CME +3.500%), 7/21/2028	99,447
		Diversified Manufacturing—0.5%
100,000	[2]	EMRLD Borrower LP, 2024 Fungible Incremental Term Loan B–1st Lien, TBD, 8/4/2031	100,094
55,336		EMRLD Borrower LP, Term Loan B–1st Lien, 6.933% (SOFR CME +2.500%), 5/31/2030	55,423
		TOTAL	155,517
		Gaming—1.2%
248,750		Caesars Entertainment, Inc., 2024 Term Loan B1–1st Lien, 6.823% (SOFR CME +2.250%), 2/6/2031	249,683
47,250		Caesars Entertainment, Inc., Term Loan B–1st Lien, 6.823% (SOFR CME +2.250%), 2/6/2030	47,471
99,250		Ontario Gaming GTA LP, Term Loan B–1st Lien, 8.893% (SOFR CME +4.250%), 8/1/2030	99,529
		TOTAL	396,683
		Health Care—1.5%
254,970		Medline Borrower LP, 2024 USD Term Loan B–1st Lien, 6.935% (SOFR CME +2.250%), 10/23/2028	256,436
142,015		Parexel International Corp., 2024 Term Loan B–1st Lien, 7.573% (SOFR CME +3.000%), 11/15/2028	142,944
100,000		Vizient, Inc., 2024 Term Loan B–1st Lien, 6.573% (SOFR CME +2.000%), 8/1/2031	100,375
		TOTAL	499,755
		Industrial - Other—0.8%
99,500		CD&R Hydra Buyer, Inc., 2024 Term Loan B–1st Lien, 8.673% (SOFR CME +4.000%), 3/25/2031	99,666
96,377		Filtration Group Corp., 2021 Incremental Term Loan–1st Lien, 8.187% (SOFR CME +3.500%), 10/21/2028	97,100
69,750		SPX Flow, Inc., 2024 Term Loan B–1st Lien, 8.073% (SOFR CME +3.500%), 4/5/2029	70,210
		TOTAL	266,976
		Insurance - P&C—2.3%
150,000		Ardonagh Midco 3 PLC, 2024 USD Term Loan B–1st Lien, 8.273%–8.354% (SOFR CME +3.750%), 2/15/2031	151,312
199,000		Hub International Ltd., 2024 1st Lien Term Loan B–1st Lien, 7.367% (SOFR CME +2.750%), 6/20/2030	200,399
99,500		Jones DesLauriers Insurance Management, Inc., 2024 1st Lien Term Loan B–1st Lien, 7.821% (SOFR CME +3.250%), 3/15/2030	99,791
150,000	[2]	Sedgwick Claims Management Services, Inc., 2023 Term Loan B–1st Lien, TBD, 7/31/2031	151,001
91,935		Truist Insurance Holdings, LLC, 1st Lien Term Loan–1st Lien, 7.854% (SOFR CME +3.250%), 5/6/2031	92,143
98,013		USI, Inc., 2024 Term Loan (2029)–1st Lien, 7.354% (SOFR CME +2.750%), 11/22/2029	98,564
		TOTAL	793,210
		Leisure—0.5%
53,434		Carnival Corp., 2024 Term Loan B2–1st Lien, 7.323% (SOFR CME +2.750%), 8/8/2027	53,857
124,374		SeaWorld Parks & Entertainment, Inc., 2024 Term Loan B–1st Lien, 7.073% (SOFR CME +2.500%), 8/25/2028	124,257
		TOTAL	178,114
		Media Entertainment—0.6%
119,382		Emerald Expositions Holding, Inc., 2017 Term Loan B–1st Lien, 9.673% (SOFR CME +5.000%), 5/22/2026	119,904
97,750		Univision Communications, Inc., 2022 First Lien Term Loan B–1st Lien, 8.854% (SOFR CME +4.250%), 6/24/2029	98,158
		TOTAL	218,062
		Packaging—1.1%
204,889		Charter NEX U.S., Inc., 2024 Term Loan B1–1st Lien, 7.652% (SOFR CME +3.000%), 11/29/2030	206,411
163,390		Clydesdale Acquisition Holdings, Inc., Term Loan B–1st Lien, 7.748% (SOFR CME +3.175%), 4/13/2029	164,286
		TOTAL	370,697
		Technology—4.3%
173,228		Athenahealth Group, Inc., 2022 Term Loan B–1st Lien, 7.823% (SOFR CME +3.250%), 2/15/2029	173,661
144,018		Camelot U.S. Acquisition, LLC, 2024 Term Loan B–1st Lien, 7.323% (SOFR CME +2.750%), 1/31/2031	143,117
148,875		Central Parent, Inc., 2024 Term Loan B–1st Lien, 7.854% (SOFR CME +3.250%), 7/6/2029	148,961
147,825		Cloud Software Group, Inc., 2024 USD Term Loan B–1st Lien, 8.604% (SOFR CME +4.000%), 3/30/2029	148,248
97,099		Genesys Cloud Services Holdings II, LLC, 2024 USD Term Loan B–1st Lien, 7.573% (SOFR CME +3.000%), 12/1/2027	97,903

Principal Amount or Shares			Value
	[1]	FLOATING RATE LOANS—continued
		Technology—continued
$148,867		McAfee, LLC, 2024 USD Term Loan B–1st Lien, 7.906% (SOFR CME +3.250%), 3/1/2029	$ 149,277
61,709		Open Text Corp., 2023 Term Loan B–1st Lien, 6.823% (SOFR CME +2.250%), 1/31/2030	61,799
99,246		Proofpoint, Inc., 2024 Term Loan–1st Lien, 7.573% (SOFR CME +3.000%), 8/31/2028	99,792
99,000		Quartz Acquireco, LLC, 2024 Term Loan B1–1st Lien, 7.354% (SOFR CME +2.750%), 6/28/2030	99,371
99,002		Renaissance Holding Corp., 2024 Term Loan–1st Lien, 8.823% (SOFR CME +4.250%), 4/5/2030	99,136
99,750		UKG, Inc., 2024 Term Loan B–1st Lien, 7.617% (SOFR CME +3.000%), 2/10/2031	100,390
146,070		VS Buyer, LLC, 2024 1st Lien Term Loan B–1st Lien, 7.360% (SOFR CME +2.750%), 4/12/2031	147,349
		TOTAL	1,469,004
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $5,608,570)	5,682,806
		ASSET-BACKED SECURITIES—0.2%
		Automotive—0.2%
49,648		Enterprise Fleet Financing LLC 2022-4, Class A2, 5.760%, 10/22/2029	49,920
		Equipment Lease—0.0%
11,640		DLLAD LLC 2023-1A, Class A2, 5.190%, 4/20/2026	11,647
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $61,279)	61,567
		INVESTMENT COMPANY—1.8%
626,196		Federated Hermes Government Obligations Fund, Premier Shares, 4.55%[3] (IDENTIFIED COST $626,196)	626,196
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $33,484,264)	33,920,229
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	63,030
		TOTAL NET ASSETS—100%	$33,983,259
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended November 30, 2024, were as follows:
	Bank Loan Core Fund	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Federated Hermes Government Obligations Fund, Premier Shares	Total of Affiliated Transactions
Value as of 2/29/2024	$453,982	$1,265,326	$—	$1,719,308
Purchases at Cost	$—	$1,583,438	$5,555,719	$7,139,157
Proceeds from Sales	$(453,982)	$(2,848,680)	$(4,929,523)	$(8,232,185)
Change in Unrealized Appreciation/Depreciation	$(1,614)	$(317)	$—	$(1,931)
Net Realized Gain/(Loss)	$1,614	$233	$—	$1,847
Value as of 11/30/2024	$—	$—	$626,196	$626,196
Shares Held as of 11/30/2024	—	—	626,196	626,196
Dividend Income	$11,523	$6,613	$21,965	$40,101

1	Floating/variable note with current rate and current maturity or next reset date shown.
2	All or a portion of the security represents unsettled commitments at November 30, 2024 where the rate will be determined at time of settlement.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.

■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different. The trading prices of the Fund’s shares listed on its exchange may differ from the Fund’s NAV and will normally be affected by market forces, such as supply and demand, economic conditions, the market value of the Fund’s disclosed portfolio holdings and other factors. As a result, trading prices may be lower, higher or the same as the Fund’s NAV; and investors may pay more than NAV when buying shares and receive less than NAV when selling shares through the exchange.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$27,549,660	$—	$27,549,660
Floating Rate Loans	—	5,682,806	—	5,682,806
Asset-Backed Securities	—	61,567	—	61,567
Investment Company	626,196	—	—	626,196
TOTAL SECURITIES	$626,196	$33,294,033	$—	$33,920,229

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
SOFR	—Secured Overnight Financing Rate
TBD	—To Be Determined